Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases	LeasesWe have operating leases primarily for real estate. The leases generally have terms which range from one year to 15 years, some include options to extend or renew, and some include options to early terminate the leases. As of December 31, 2022 and 2021, no such options have been recognized as part of the right-of-use assets and lease liabilities.
Operating leases can contain variable lease charges based on an index like consumer prices or rates. During the years ended December 31, 2022 and 2021, amounts recorded as variable lease payments not included in the operating lease liability were not material.
When the interest rate implicit in each lease is not readily determinable, we apply our incremental borrowing rate in determining the present value of lease payments. All operating lease expense is recognized on a straight-line basis over the lease term. For the years ended December 31, 2022 and 2021, we recognized $27.0 million and $27.2 million in total lease costs, respectively.
Supplemental balance sheet and other information related to operating leases as of December 31, 2022 and 2021 are as follows:

(in thousands, except lease term and discount rate)	Location in consolidated balance sheet	2022	2021
Operating lease right-of-use assets	Other long-term assets	$95,523	$100,894

Current operating lease liabilities	Accrued and other current liabilities	$22,220	$22,048
Long-term operating lease liabilities	Other long-term liabilities	$71,406	$76,534

Weighted average remaining lease term		6.92 years	7.80 years
Weighted average discount rate		2.08%	1.90%
Supplemental cash flow information related to operating leases for the years ended December 31, 2022 and 2021 are as follows:

(in thousands)	2022	2021
Cash paid for operating leases included in cash flows from operating activities	$26,842	$27,429
Operating lease right-of-use assets obtained in exchange for lease obligations	$25,148	$26,784
Future maturities of operating lease liabilities as of December 31, 2022 are as follows:

Years ending December 31, (in thousands)
2023	$23,747
2024	18,693
2025	13,598
2026	9,361
2027	7,285
Thereafter	28,256
Total lease payments	100,940
Less: Imputed interest	(7,314)
Total	$93,626
As of December 31, 2022, we had committed to $8.3 million of additional future operating lease liabilities that have not yet commenced. We did not hold any material finance leases as of December 31, 2022 and 2021.